Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of income tax [abstract]
Current income taxes	€ (36,049)	€ (29,138)	€ (56,025)	€ (33,748)
Deferred income taxes	(8,549)	(4,332)	(7,706)	(6,396)
Income tax expense	€ (44,598)	€ (33,470)	€ (63,731)	€ (40,144)